Summary of accounting policies - Breakdown of Office Buildings, Land , Equipment and Facilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 428,241	¥ 1,045,950
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	93,800	594,146
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	104,320	235,995
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	52,644	60,840
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	161,469	141,069
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 16,008	¥ 13,900